DERIVATIVES - Summary of Derivative Financial Instruments and Balances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Notional Amount	$ 775,328	$ 578,959
Estimate Fair Value Gain	24,566	14,974
Estimate Fair Value Loss	(28,123)	(17,935)
Pay fixed interest rate swaps with counterparty
Derivatives, Fair Value [Line Items]
Notional Amount	17,456
Fair Value Hedges
Derivatives, Fair Value [Line Items]
Notional Amount	775,328	578,959
Fair Value Hedges | Pay fixed interest rate swaps with counterparty | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Notional Amount	17,456	21,301
Estimate Fair Value Gain	0	0
Estimate Fair Value Loss	(2,263)	(2,302)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Notional Amount	378,936	278,829
Estimate Fair Value Gain	0	131
Estimate Fair Value Loss	(25,860)	(15,502)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Notional Amount	378,936	278,829
Estimate Fair Value Gain	24,566	14,843
Estimate Fair Value Loss	$ 0	$ (131)